CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net loss	$ (1,134)	$ (7,216)	[1]
Other comprehensive income
Total comprehensive loss	(1,134)	(7,216)
Comprehensive result attributable to the non-controlling interests	221	141
Comprehensive loss attributable to BluePhoenix shareholders	$ (1,355)	$ (7,357)

[1]	Presented after reclassification of Liacom Systems Ltd. and BridgeQuest Inc. as discontinued operation.